PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

2.	PROPERTY AND EQUIPMENT

Major classifications of property and equipment are summarized below:

	November 30, 2021	May 31, 2021

Furniture and fixtures	$97,716	$84,085
Computer equipment	135,746	108,479
Software	30,609	27,780
Leasehold improvements	27,146	27,146
	291,217	247,490
Less: accumulated depreciation	(90,496)	(55,398)
	$200,721	$192,092

Depreciation expense charged to income for the three months ended November 30, 2021 and 2020 amounted to $18,088 and $14,611. Depreciation expense charged to income for the six months ended November 30, 2021 and 2020 amounted to $35,098 and $28,643.

3.	PROPERTY AND EQUIPMENT

Major classifications of property and equipment are summarized below as of May 31, 2021 and 2020.

	May 31, 2021	May 31, 2020

Furniture and fixtures	$84,085	$68,685
Computer equipment	108,479	78,743
Software	27,780	24,414
Leasehold improvements	27,146	27,146
	247,490	198,988
Less: accumulated depreciation	(55,398)	-
	$192,092	$198,988

Depreciation expense charged to income for the year ended May 31, 2021 amounted to $58,384. The Company did not incur depreciation expense for the period October 28, 2019 (inception) through May 31, 2020.